REVENUE (Details) - Schedule of total revenue disaggregated by geographic region - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue by country of domicile:
Revenue	$ 1,333	$ 810	$ 2,006	$ 4,132
% of Revenue	100.00%	100.00%	100.00%	100.00%
United States [Member]
Revenue by country of domicile:
Revenue	$ 256	$ 341	$ 712	$ 1,522
% of Revenue	19.00%	42.00%	35.00%	37.00%
Japan [Member]
Revenue by country of domicile:
Revenue	$ 875	$ 181	$ 547	$ 1,898
% of Revenue	66.00%	22.00%	27.00%	46.00%
Other [Member]
Revenue by country of domicile:
Revenue	$ 202	$ 288	$ 747	$ 712
% of Revenue	15.00%	36.00%	38.00%	17.00%